Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩ (348,046)	₩ 480,322	₩ 445,028
Changes in other accounts payable arising from the purchase of intangible assets	(27,918)	(113,185)	529,826
Recognition of right of use assets and lease liabilities	₩ 74,611	₩ 54,927	₩ 63,655